INCOME TAXES - Deferred Income Tax Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening net deferred tax (liability) asset	$ (2,006)	$ (2,453)
Recognized in income	947	830
Recognized in other comprehensive income	(28)	30
Other	218	(413)
Net deferred tax (liability) asset	$ (869)	$ (2,006)